Capital Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations And Dispositions [Abstract]
Schedule of Capital Acquisitions and Dispositions
These minor property acquisitions and dispositions were completed with full tax pools and no working capital items.

($ millions)
Acquisitions
Exploration and evaluation	10.2
Property, plant and equipment	12.2
Decommissioning liability	(0.4)
22.0

Dispositions
Exploration and evaluation	(5.1)
Property, plant and equipment (1)	(261.5)
Goodwill	(0.6)
Decommissioning liability (1)	46.1
(221.1)

Proceeds received, net
Cash	115.4
Long-term investments	11.7
127.1

Loss on capital dispositions	(72.0)

(1)	Includes assets and associated liabilities classified as held for sale at December 31, 2017.
This disposition was completed with full tax pools and no working capital items.

($ millions)
Exploration and evaluation	(2.4)
Property, plant and equipment	(288.7)
Goodwill	(6.2)
Decommissioning liability	26.8
(270.5)
Proceeds
Cash	112.5
Long-term investments	100.9
213.4

Loss on capital dispositions	(57.1)